Summary of Significant Accounting Policies (Noncontrolling Interest Recognition) (Details)	Apr. 17, 2020
Sohu [Member] | Common Stock [Member] | Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of ordinary shares held	100.00%
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting power held by the Company	100.00%